Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 4,036
Ending balance, Property, plant and equipment	3,555	£ 4,036
Impairment loss - structural costs	266
Other income	88	31	£ 99
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	9,037	8,763
Additions	495	524
Disposals	(350)	(211)
Exchange and other movements	86	(39)
Ending balance, Property, plant and equipment	9,268	9,037	8,763
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(5,001)	(4,548)
Depreciation charge	(675)	(641)
Impairment	276	42
Disposals	262	176
Exchange and other movements	(23)	54
Ending balance, Property, plant and equipment	(5,713)	(5,001)	(4,548)
Property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,989
Ending balance, Property, plant and equipment	1,876	1,989
Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	4,002	3,938
Additions	274	193
Disposals	(160)	(96)
Exchange and other movements	15	(33)
Ending balance, Property, plant and equipment	4,131	4,002	3,938
Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,013)	(1,901)
Depreciation charge	(249)	(187)
Impairment	106	25
Disposals	136	82
Exchange and other movements	(23)	18
Ending balance, Property, plant and equipment	(2,255)	(2,013)	(1,901)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	670
Ending balance, Property, plant and equipment	624	670
Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	3,091	2,986
Additions	189	246
Disposals	(74)	(100)
Exchange and other movements	4	(41)
Ending balance, Property, plant and equipment	3,210	3,091	2,986
Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,421)	(2,315)
Depreciation charge	(222)	(223)
Impairment	0	2
Disposals	66	92
Exchange and other movements	(9)	27
Ending balance, Property, plant and equipment	(2,586)	(2,421)	(2,315)
Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	10
Ending balance, Property, plant and equipment	7	10
Other income	16	11
Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	10	13
Additions	0	0
Disposals	(2)	(1)
Exchange and other movements	(1)	(2)
Ending balance, Property, plant and equipment	7	10	13
Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,367
Ending balance, Property, plant and equipment	1,048	1,367
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,934	1,826
Additions	32	85
Disposals	(114)	(14)
Exchange and other movements	68	37
Ending balance, Property, plant and equipment	1,920	1,934	1,826
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(567)	(332)
Depreciation charge	(204)	(231)
Impairment	170	15
Disposals	60	2
Exchange and other movements	9	9
Ending balance, Property, plant and equipment	£ (872)	£ (567)	£ (332)